Merchant Cash Advances, Loans and Related Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Merchant Cash Advances, Loans and Related Receivables

	December 31, 2020 $	December 31, 2019 $	January 1, 2019 $
Unbilled revenues, net	50,073	31,629	12,653
Indirect taxes receivable	45,961	36,821	3,774
Trade receivables, net	13,449	9,660	11,191
Accrued interest	7,563	5,754	5,109
Other receivables	3,706	6,665	8,620
	120,752	90,529	41,347
Activity in the allowance for credit losses was as follows:

	Years ended
	December 31, 2020 $	December 31, 2019 $
Balance, beginning of the year	2,894	1,023
Provision for credit losses related to uncollectible receivables (1)	6,793	2,836
Write-offs	(3,646)	(965)
Balance, end of the year	6,041	2,894
(1) The provision for the year ended December 31, 2020 includes expected losses as a result of macroeconomic factors, including the impact of COVID-19.

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Merchant cash advances receivable, gross	218,840	131,227	77,653
Related receivables(1)	819	3,179	4,482
Allowance for credit losses related to uncollectible merchant cash advances receivable	(15,816)	(10,420)	(6,249)
Loans receivable, gross	43,644	28,547	16,959
Allowance for credit losses related to uncollectible loans receivable	(2,764)	(2,361)	(972)
Merchant cash advances, loans and related receivables, net	244,723	150,172	91,873
(1) Presentation of related receivables represents a comparative figure reclassification referenced in note 25.

The following table summarizes the activities of the Company’s allowance for credit losses related to uncollectible merchant cash advances and loans receivable:

	Years ended
	December 31, 2020	December 31, 2019
	$	$
Allowance, beginning of the year	12,781	7,221
Provision for credit losses related to uncollectible merchant cash advances receivable(2)	13,896	11,954
Merchant cash advances receivable charged off, net of recoveries	(8,500)	(7,783)
Provision for credit losses related to uncollectible loans receivable(2)	1,915	2,655
Loans receivable charged off, net of recoveries	(1,512)	(1,266)
Allowance, end of the year	18,580	12,781
Related receivables(1)	(819)	(3,179)
Allowance, net of related receivables	17,761	9,602
(1) Presentation of related receivables represents a comparative figure reclassification referenced in note 25.
(2) The provision for the year ended December 31, 2020 includes expected losses as a result of macroeconomic factors, including the impact of COVID-19.